SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, New Standards and Interpretations Not yet Adopted (Details)	12 Months Ended
Dec. 31, 2023
Amendments to IAS 1, Classification of Liabilities as Current or Non-current and Disclosure of Accounting Policies [Member]
New standards and interpretations not yet adopted [Abstract]
Standard/Interpretation	Amendments to IAS 1, Classification of Liabilities as Current or Non-current and Disclosure of Accounting Policies
Application Date for the Group	Jan. 01, 2024
Amendments to IAS 1, Classification of Debt with Covenants [Member]
New standards and interpretations not yet adopted [Abstract]
Standard/Interpretation	Amendments to IAS 1, Classification of Debt with Covenants
Application Date for the Group	Jan. 01, 2024
Amendments to IFRS 16, Subsequent Measurement of Sale and Leaseback Transactions by a Seller-Lessee [Member]
New standards and interpretations not yet adopted [Abstract]
Standard/Interpretation	Amendments to IFRS 16, Subsequent Measurement of Sale and Leaseback Transactions by a Seller-lessee
Application Date for the Group	Jan. 01, 2024
Amendments to IAS 7 and IFRS 7, Supplier Finance Arrangements [Member]
New standards and interpretations not yet adopted [Abstract]
Standard/Interpretation	Amendments to IAS 7 and IFRS 7, Supplier Finance Arrangements
Application Date for the Group	Jan. 01, 2024
IFRS S1, General Requirements for Disclosure of Sustainability-related Financial Information [Member]
New standards and interpretations not yet adopted [Abstract]
Standard/Interpretation	IFRS S1, General Requirements for Disclosure of Sustainability-related Financial Information
Application Date for the Group	Jan. 01, 2024
IFRS S2, Climate-related Disclosures [Member]
New standards and interpretations not yet adopted [Abstract]
Standard/Interpretation	IFRS S2, Climate-related Disclosures
Application Date for the Group	Jan. 01, 2024
Amendments to IAS 21, Lack of Exchangeability [Member]
New standards and interpretations not yet adopted [Abstract]
Standard/Interpretation	Amendments to IAS 21, Lack of Exchangeability
Application Date for the Group	Jan. 01, 2025